Goodwill and Other Intangible Assets (Rollforward of Goodwill) (FY) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 28, 2024	Dec. 31, 2022
Goodwill [Roll Forward]
Balance beginning		$ 2,533	$ 2,502
Attributable to acquisitions		3	38
Adjustments due to finalization of purchase price allocations	$ 2		1
Foreign currency translation and other	55	(46)	(65)
Balance ending	2,533	2,490	2,476
Operating segments | Water Quality
Goodwill [Roll Forward]
Balance beginning		1,305	1,315
Attributable to acquisitions			0
Adjustments due to finalization of purchase price allocations	0		0
Foreign currency translation and other	28		(38)
Balance ending	1,305	1,280	1,277
Operating segments | Product Quality & Innovation
Goodwill [Roll Forward]
Balance beginning		$ 1,228	1,187
Attributable to acquisitions			38
Adjustments due to finalization of purchase price allocations	2		1
Foreign currency translation and other	27		(27)
Balance ending	$ 1,228		$ 1,199